UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07388

The Value Line Emerging Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 6/30/12 is included with this Form.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)	June 30, 2012

Shares		Value
COMMON STOCKS (95.9%)

	CONSUMER DISCRETIONARY (11.8%)
28,600	Arbitron, Inc.	$1,001,000
2,000	BJ’s Restaurants, Inc. *	76,000
81,000	Brinker International, Inc.	2,581,470
16,500	Buckle, Inc. (The) (1)	652,905
20,800	Buffalo Wild Wings, Inc. *	1,802,112
3,400	Chipotle Mexican Grill, Inc. *	1,291,830
21,000	Crocs, Inc. *	339,150
86,000	Ctrip.com International Ltd. ADR *(1)	1,441,360
71,000	Domino’s Pizza, Inc.	2,194,610
24,000	DSW, Inc. Class A	1,305,600
13,000	Genesco, Inc. *	781,950
28,000	Hanesbrands, Inc. *	776,440
7,000	John Wiley & Sons, Inc. Class A	342,930
40,000	Life Time Fitness, Inc. *	1,860,400
139,000	LKQ Corp. *	4,642,600
19,800	Monro Muffler Brake, Inc.	658,152
26,400	O’Reilly Automotive, Inc. *	2,211,528
9,000	Peet’s Coffee & Tea, Inc. *(1)	540,360
21,400	Penn National Gaming, Inc. *	954,226
2,000	Pool Corp.	80,920
32,000	Signet Jewelers Ltd.	1,408,320
69,000	Warnaco Group, Inc. (The) *	2,938,020
82,750	Wolverine World Wide, Inc.	3,209,045
33,090,928
	CONSUMER STAPLES (4.8%)

11,000	B&G Foods, Inc.	292,600
12,200	Boston Beer Co., Inc. (The) Class A *(1)	1,476,200
27,000	Casey’s General Stores, Inc.	1,592,730
42,000	Church & Dwight Co., Inc.	2,329,740
179,700	Flowers Foods, Inc.	4,174,431
42,000	Harris Teeter Supermarkets, Inc.	1,721,580
26,000	Monster Beverage Corp. *	1,851,200
13,438,481
	ENERGY (2.6%)

30,000	Atwood Oceanics, Inc. *	1,135,200
15,600	Core Laboratories N.V.	1,808,040
39,000	Hornbeck Offshore Services, Inc. *	1,512,420
26,000	Rex Energy Corp. *(1)	291,460
27,000	Rosetta Resources, Inc. *	989,280
42,000	World Fuel Services Corp.	1,597,260
7,333,660
	FINANCIALS (8.0%)

5,400	Allied World Assurance Co. Holdings AG	429,138
6,000	Amtrust Financial Services, Inc. (1)	178,260
105,700	Arch Capital Group Ltd. *	4,195,233
8,000	DFC Global Corp. *	147,440
23,400	Equity Lifestyle Properties, Inc. REIT	1,613,898
31,300	Equity One, Inc. REIT (1)	663,560
38,600	EZCORP, Inc. Class A *	905,556
30,800	First Cash Financial Services, Inc. *	1,237,236
11,874	First Financial Bankshares, Inc. (1)	410,366
7,100	Portfolio Recovery Associates, Inc. *	647,946
45,300	ProAssurance Corp.	4,035,777
18,600	Prosperity Bancshares, Inc. (1)	781,758
46,200	RLI Corp.	3,150,840

Shares		Value
136,500	Stifel Financial Corp. *	$4,217,850
22,614,858
	HEALTH CARE (7.7%)

82,000	Akorn, Inc. *	1,293,140
50,000	Alexion Pharmaceuticals, Inc. *	4,965,000
33,800	Catalyst Health Solutions, Inc. *	3,158,272
2,600	Computer Programs & Systems, Inc.	148,772
16,800	Henry Schein, Inc. *	1,318,632
30,600	HMS Holdings Corp. *	1,019,286
17,000	IDEXX Laboratories, Inc. *	1,634,210
9,000	Magellan Health Services, Inc. *	407,970
14,000	MAKO Surgical Corp. *(1)	358,540
16,200	Mednax, Inc. *	1,110,348
14,000	MWI Veterinary Supply, Inc. *	1,438,780
7,000	Orthofix International N.V. *(1)	288,750
54,000	Owens & Minor, Inc.	1,654,020
16,400	Quality Systems, Inc. (1)	451,164
7,000	SXC Health Solutions Corp. *	694,470
13,000	Techne Corp.	964,600
13,400	Volcano Corp. *	383,910
5,000	WellCare Health Plans, Inc. *	265,000
21,554,864
	INDUSTRIALS (32.7%)

42,800	Acacia Research - Acacia Technologies *	1,593,872
58,000	Actuant Corp. Class A	1,575,280
62,200	Acuity Brands, Inc.	3,166,602
36,200	Advisory Board Co. (The) *	1,795,158
58,050	AMETEK, Inc.	2,897,275
4,800	Atlas Air Worldwide Holdings, Inc. *	208,848
33,200	AZZ, Inc. (1)	2,033,832
21,000	Carlisle Companies, Inc.	1,113,420
30,000	Chart Industries, Inc. *	2,062,800
65,000	CLARCOR, Inc.	3,130,400
25,800	Clean Harbors, Inc. *	1,455,636
23,000	Colfax Corp. *(1)	634,110
5,000	Copa Holdings S.A. Class A	412,400
25,200	Copart, Inc. *	596,988
85,000	EnerSys *	2,980,950
23,000	EnPro Industries, Inc. *	859,510
63,200	Esterline Technologies Corp. *	3,940,520
58,400	Gardner Denver, Inc.	3,089,944
55,700	Genesee & Wyoming, Inc. Class A *	2,943,188
12,800	Graco, Inc.	589,824
18,600	Healthcare Services Group, Inc.	360,468
91,796	HEICO Corp. (1)	3,627,778
66,800	HUB Group, Inc. Class A *	2,418,160
54,400	IDEX Corp.	2,120,512
13,500	IHS, Inc. Class A *	1,454,355
19,400	II-VI, Inc. *	323,398
52,000	Kansas City Southern	3,617,120
37,400	Kirby Corp. *	1,760,792
91,600	Lennox International, Inc.	4,271,308
88,800	Lincoln Electric Holdings, Inc.	3,888,552
16,200	Macquarie Infrastructure Co. LLC	539,298
44,000	Middleby Corp. (The) *	4,382,840
29,400	Nordson Corp.	1,507,926
9,000	RBC Bearings, Inc. *	425,700
24,000	Regal-Beloit Corp.	1,494,240
73,400	Rollins, Inc.	1,641,958

1

Value Line Emerging Opportunities Fund, Inc.

June 30, 2012

Shares		Value
37,200	Roper Industries, Inc.	$3,667,176
6,000	Rush Enterprises, Inc. Class A *	98,100
17,400	Stericycle, Inc. *	1,595,058
31,000	Teledyne Technologies, Inc. *	1,911,150
13,200	Textainer Group Holdings Ltd. (1)	487,080
25,900	Toro Co. (The)	1,898,211
5,300	Towers Watson & Co. Class A	317,470
3,400	Triumph Group, Inc.	191,318
13,600	United Stationers, Inc.	366,520
13,600	Valmont Industries, Inc.	1,645,192
29,000	Wabtec Corp.	2,262,290
154,500	Waste Connections, Inc.	4,622,640
49,600	Woodward Inc.	1,956,224
91,933,391
	INFORMATION TECHNOLOGY (12.2%)

68,800	Advent Software, Inc. *	1,865,168
25,800	Anixter International, Inc.	1,368,690
76,726	ANSYS, Inc. *	4,842,178
32,200	Blackbaud, Inc.	826,574
20,000	Cardtronics, Inc. *	604,200
4,000	Coherent, Inc. *	173,200
30,000	CommVault Systems, Inc. *	1,487,100
54,300	Concur Technologies, Inc. *	3,697,830
6,100	Equinix, Inc. *	1,071,465
30,000	Heartland Payment Systems, Inc.	902,400
20,800	Informatica Corp. *	881,088
26,800	j2 Global, Inc. (1)	708,056
6,800	Liquidity Services, Inc. *	348,092
34,200	MICROS Systems, Inc. *	1,751,040
62,000	NCR Corp. *	1,409,260
42,000	Netgear, Inc. *	1,449,420
10,600	NetSuite, Inc. *(1)	580,562
10,000	Salesforce.com, Inc. *	1,382,600
23,000	Solera Holdings, Inc.	961,170
23,000	Synchronoss Technologies, Inc. *	424,810
24,800	SYNNEX Corp. *	855,352
16,200	Trimble Navigation Ltd. *	745,362
28,400	Ultimate Software Group, Inc. (The) *	2,531,008
56,000	Wright Express Corp. *	3,456,320
34,322,945
	MATERIALS (8.7%)

95,200	AptarGroup, Inc.	4,859,960
10,400	Balchem Corp. (1)	339,144
31,000	Cytec Industries, Inc.	1,817,840
57,600	Greif, Inc. Class A	2,361,600
8,600	KapStone Paper and Packaging Corp. *(1)	136,310
15,000	Koppers Holdings, Inc.	510,000
39,600	LSB Industries, Inc. *	1,224,036
17,000	NewMarket Corp.	3,682,200
31,000	Packaging Corp. of America	875,440
8,000	Reliance Steel & Aluminum Co.	404,000
22,000	Rockwood Holdings, Inc.	975,700
6,000	Scotts Miracle-Gro Co. (The) Class A (1)	246,720
32,800	Sigma-Aldrich Corp.	2,424,904
88,400	Silgan Holdings, Inc.	3,773,796
18,200	TPC Group, Inc. *	672,490
24,304,140

Shares		Value
	TELECOMMUNICATION SERVICES (2.1%)

102,000	SBA Communications Corp. Class A *	$5,819,100

	UTILITIES (5.3%)

2,400	AGL Resources, Inc.	93,000
15,000	Atmos Energy Corp.	526,050
7,200	Cia de Saneamento Basico do Estado de Sao Paulo ADR	546,192
16,000	Cleco Corp.	669,280
17,200	El Paso Electric Co.	570,352
51,000	ITC Holdings Corp.	3,514,410
22,800	Northwest Natural Gas Co.	1,085,280
4,600	NorthWestern Corp.	168,820
91,000	Questar Corp.	1,898,260
91,400	South Jersey Industries, Inc.	4,658,658
25,600	Southwest Gas Corp.	1,117,440
		14,847,742
	TOTAL COMMON STOCKS (Cost $181,555,616) (95.9%)	269,260,109

Principal Amount		Value
SHORT-TERM INVESTMENTS (3.9%)

	REPURCHASE AGREEMENTS (3.9%)

$10,900,000	With Morgan Stanley, 0.14%, dated 06/29/12, due 07/02/12, delivery value $10,900,127 (collateralized by $9,755,000 U.S. Treasury Notes 3.13% due 05/15/21, with a value of $11,157,414)	10,900,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,900,000) (3.9%)	10,900,000

Shares		Value
COLLATERAL FOR SECURITIES ON LOAN (4.1%)

11,482,179	State Street Navigator Prime Portfolio	11,482,179

	TOTAL COLLATERAL FOR SECURITIES ON LOAN (Cost $11,482,179) (4.1%)	11,482,179

	TOTAL INVESTMENT SECURITIES (103.9%) (Cost $203,937,795)	291,642,288

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-3.9%)		(10,879,332)

NET ASSETS (2) (100%)		$280,762,956

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($280,762,956 ÷ 7,726,611 shares outstanding)		$36.34

*	Non-income producing.

2

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)

(1)	A portion or all of the security was held on loan. As of June 30, 2012, the market value of the securities on loan was $11,580,943.
(2)
For federal income tax purposes, the aggregate cost was $203,937,795, aggregate gross unrealized appreciation was $91,002,172, aggregate gross unrealized depreciation was $3,297,679 and the net unrealized appreciation was $87,704,493.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$269,260,109	$0	$0	$269,260,109
Short-Term Investments	0	10,900,000	0	10,900,000
Collateral For Securities On Loan	0	11,482,179	0	11,482,179
Total Investments in Securities	$269,260,109	$22,382,179	$0	$291,642,288

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011- 04, “Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Specifically, the guidance specifies that the concepts of highest and best use and valuation of premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Fund is currently assessing the impact of this guidance on its financial statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended June 30, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the period ended June 30, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	August 28, 2012